Debt - Future minimum repayments (Details)	Dec. 31, 2019 USD ($)
Debt
2020	$ 21,274,111
2021	21,906,236
2022	17,281,236
2023	17,281,236
2024	133,783,688
Total long-term debt	$ 211,526,507